Segment Information And Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Information And Concentrations [Abstract]
Schedule of company performs periodic credit evaluations of its customers

	December 31, 2015	December 31, 2014
Concentrations in accounts receivable:
Customer A	100%	*
Customer B	*	60%
Customer C	*	40%

	December 31, 2015	December 31, 2014
Concentrations in net revenue:
Customer A	93%	90%

* Customer did not exceed 10% for the respective year.

Schedule of disclosures about segments of an enterprise and related information

March 31, 2016	Products	Services	Total
Segmented operating revenues	$1,207	$757	$1.964
Cost of revenues	1,182	277	1,459
Gross profit	25	480	505
Total operating expenses net of depreciation and amortization, and interest expense, net	59	2,497	2,556
Depreciation and amortization	-	75	75
Interest expense, net	1	94	95
Net (loss) applicable to common shares	(35)	(2,186)	(2,221)
Non-controlling interest	-	2	2
Net (loss) – controlling interest	$(35)	$(2,188)	$(2,223)
Segmented assets
Property and equipment, net	$-	$360	$360
Intangible assets, net	$15	$892	$907
Capital expenditures	$-	$49	$49

March 31, 2015	Products	Services	Total
Segmented operating revenues	$1,483	$742	$2,225
Cost of revenues	1,417	224	1,641
Gross profit	66	518	584
Total operating expenses net of depreciation and amortization, and interest expense, net	45	2,884	2,929
Depreciation and amortization	332	84	416
Interest expense, net	2	204	206
Net (loss) applicable to common shares	(313)	(2,654)	(2,967)
Non-controlling interest	-	51	51
Net (loss) – controlling interest	$(313)	$(2,705)	$(3,018)
Segmented assets
Property and equipment, net	$-	$403	$403
Intangible assets, net	$661	$894	$1,555
Capital expenditures	$-	$8	$8